Geographic Information and Segments - Schedule of Revenues by Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	$ 6,078,953	$ 4,031,103	$ 2,504,937
Israel [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	5,541,476	3,054,021	1,311,524
United Kingdom [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	228,795	446,684	836,443
Australia [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	3,750	469,365
USA [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	203,595	950	301,990
Rest of the world [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	$ 101,337	$ 60,083	$ 54,980